Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Income before taxes	R$ 5,730,773	R$ 5,134,722	R$ 4,393,456
Adjustment for:
Depreciation and amortization	7,853,734	7,654,406	6,814,951
Foreign exchange on loans and derivative financial instruments	57,832	75,075	613,927
Monetary losses	543,852	620,570	299,544
Equity pickup	(1,580)	(1,244)	(2,036)
Losses (gains) on write-off/sale of assets	(74,337)	(451,215)	66,029
Provision for impairment - accounts receivable	1,481,015	1,348,221	1,230,675
Change in liability provisions	(93,479)	273,664	265,072
Write-off and reversals for impairment - inventories	(45,089)	(36,898)	(35,692)
Pension plans and other post-employment benefits	31,511	5,243	36,666
Provisions for tax, labor, civil and regulatory contingencies	999,419	985,176	1,014,080
Interest expense	926,220	1,049,553	919,908
Increase (decrease) divestiture		(32,924)	(8,448)
Increase (decrease) customer loyalty program	(5,856)	(39,683)	3,223
Other	(2,881)	(3)	(8)
Changes in assets and liabilities
Trade accounts receivable	(1,274,181)	(1,739,550)	(1,841,659)
Inventories	106,393	230,116	(81,820)
Taxes recoverable	(330,398)	(823,360)	(616,012)
Prepaid expenses	11,051	105,845	111,288
Other assets	82,109	23,202	(264,021)
Personnel, social charges and benefits	(42,830)	53,005	(169,220)
Trade accounts payable	121,577	(707,998)	178,043
Taxes, charges and contributions	180,915	601,970	106,829
Other liabilities	(2,065,631)	(1,392,510)	(1,791,114)
Total adjustments to reconcile profit (loss)	8,459,366	7,800,661	6,850,205
Cash generated from operations	14,190,139	12,935,383	11,243,661
Interest paid	(859,586)	(926,223)	(949,386)
Income and social contribution taxes paid	(689,493)	(568,335)	(397,070)
Net cash (used in) generated by operating activities	12,641,060	11,440,825	9,897,205
Cash flows from investing activities
Additions to PP&E, intangible assets and others	(8,367,660)	(7,470,869)	(6,792,895)
Cash received from sale of PP&E items	20,672	778,819	19,902
Cash paid for acquisition of companies, net of cash acquired	(206,649)		(8,528,986)
Net payment of derivative contracts on acquisition of GVT			682,695
Cash received from sale of investments	31,804
Redemption of (increase in) judicial deposits	83,500	(202,525)	(6,431)
Dividend and interest on equity received		3	8
Other	111
Net cash (used in) generated by investing activities	(8,438,222)	(6,894,572)	(14,625,707)
Cash flows from financing activities
Payment of loans, financing and debentures	(4,485,495)	(2,171,100)	(8,710,567)
Loans and financing raised	3,055,876	466,629	1,285,210
Received of derivative financial instruments	107,846	132,410	1,008,226
Payment of derivative financial instruments	(267,254)	(239,379)	(461,421)
Payment for reverse split of shares		(164)
Dividend and interest on equity paid	(3,668,551)	(2,966,384)	(3,678,665)
Capital increase			16,107,285
Direct capital increase costs			(89,605)
Payment to Dissenters' rights - shareholders			(87,805)
Treasury shares	(32)
Net cash (used in) generated by financing activities	(5,257,610)	(4,777,988)	5,372,658
Increase (decrease) in cash and cash equivalents	(1,054,772)	(231,735)	644,156
Cash and cash equivalents at beginning of the year	5,105,110	5,336,845	4,692,689
Cash and cash equivalents at end of the year	R$ 4,050,338	R$ 5,105,110	R$ 5,336,845